Loans and borrowings - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 18, 2023	Jul. 14, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of trading days immediately before maturity date						40 days
Conversion price percentage						1.30
Percentage redemption price on convertible notes			1
Conversion ratio per $1,000 principal amount of Notes (in shares) | shares	0.0193564	0.0193564		0.0201603
Share settlement convertible notes	$ 349,000	$ 349,495
Remeasurement of convertible notes		87,900
Debt including current maturities	$ 1,462,691	$ 1,462,691			$ 1,444,303
Class A common stock
Disclosure of detailed information about borrowings [line items]
Share settlement convertible notes (in shares) | shares	3,700,000	3,694,845
Bottom of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		80.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		85.00%
Senior Convertible Notes
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 350,000	$ 350,000				$ 350,000
Effective interest rates of borrowings						4.50%
Conversion price per principal amount | $ / shares		$ 51.66
Fair value of the embedded derivative at initial recognition						$ 138,400
Export-Import Bank of United States
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness	416,600	$ 416,600			$ 466,600
2025
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings					14.68%
Shares settlement convertible notes, not converted by holders				$ 1,000
Debt including current maturities					$ 270,033
Finance lease | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	623,200	623,200			516,500
Finance lease | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 422,900	$ 422,900			$ 157,800